WARRANTS	6 Months Ended
Jun. 30, 2026
Warrants
WARRANTS

14. WARRANTS

The following is a summary of the activity of warrants:

	2026-06-30	2025-12-31
	$	$
Opening balance	6,465,936	761,495
Issue of warrants	4,804	6,532,539
Warrants expired	—	(674,600)
Warrants cancelled	—	(153,498)
Closing balance	6,470,740	6,465,936

	Six months ended June 30, 2026
	Number of warrants	Weighted average exercise price
		$
Opening balance	6,359,067	4.43
Granted during the period	4,757	4.34
Closing balance, as at June 30, 2026	6,363,824	4.43
Closing balance of exercisable warrants, as at June 30, 2026	6,363,824	4.43

	Twelve months ended December 31, 2025
	Number of warrants	Weighted average exercise price
		$
Opening balance	61,797	114.00
Granted during the period	6,404,177	4.82
Expired during the period	(26,333)	168.61
Cancelled during the period	(80,574)	39.79
Closing balance, as at December 31, 2025	6,359,067	4.43
Closing balance of exercisable warrants, as at December 31, 2025	6,140	78.66

The following is a summary of warrants outstanding and exercisable, as at June 30, 2026:

		Warrants outstanding		Warrants exercisable
June 30, 2026	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)

Exercise price
$4.34	6,265,137	4.48	6,265,137	4.48
$4.34	65,063	4.50	65,063	4.50
$4.34	4,757	4.59	4,757	4.59
$9.90	22,727	2.41	22,727	2.41
$75.00	5,640	0.16	5,640	0.16
$120.00	500	0.16	500	0.16
	6,363,824		6,363,824

		Warrants outstanding		Warrants exercisable
		Weighted average contractual		Weighted average contractual
December 31, 2025	Number	life (years)	Number	life (years)

Exercise price
$4.34	6,265,137	4.98	—	—
$4.34	65,063	5.00	—	—
$9.90	22,727	2.91	—	—
$75.00	5,640	0.66	5,640	0.66
$120.00	500	0.66	500	0.66
	6,359,067		6,140

During the year ended December 31, 2025, the Company issued 6,404,177 warrants consisting of 3,599,013 warrants issued to the owners of AFI and 2,805,164 warrants issued for private placements, debt conversions, factoring recourse notices and debenture conversions. The value totaling $6,532,539 was obtained using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate between 2.40% and 3.07%; expected volatility between 81.20% and 104.15%; expected dividend yield of 0%; expected life between 0.83 and 5 years and exercise price between $9 and $75. The share price upon issuance was between $2.55 and $27.

During the six-month period ended June 30, 2026, the Company issued 4,757 warrants. The value totaling $4,803 was obtained using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 2.56%; expected volatility 129.62%; expected dividend yield of 0%; expected life of 5 years and exercise price of $4.34. The share price upon issuance was $3.65.